May 10, 2007

Pam Long

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: Form S-4 Filed by Clayton Acquisition Corporation

Dear Ms. Long

Today, Clayton Acquisition Corporation (the “Company”) filed a registration statement on Form S-4 with respect to a transaction which in effect is a combination of Wheeling-Pittsburgh Corporation (“WPC”) and Esmark Incorporated (“Esmark”). The Company will own both WPC and Esmark upon completion of the transaction.

Esmark is a privately held steel company that was formed in 2003 by the Bouchard Group, LLC. The company distributes and provides just-in-time delivery of value-added steel products to approximately 2,000 core customers in the Midwest. Esmark has focused on the steel service center and converter industries.

As you know, WPC is an SEC registrant and a holding company that, together with its subsidiaries and joint ventures, produces steel and steel products using both integrated and electric arc furnace technology. Wheeling Pitt’s principal operating subsidiary is Wheeling-Pittsburgh Steel Corporation (“WPSC”). WPSC produces flat rolled steel products for steel service centers, converters, processors, and the construction, agriculture and container industries. Its product offerings focus on higher value-added finished steel products, such as cold rolled products, fabricated products, and tin and zinc coated products.

The combination will be effectuated by the mergers of new corporations into Wheeling-Pittsburgh and Esmark. Shareholders of WPC and Esmark will receive shares of the Company in exchange for their shares in WPC and Esmark as a result of these mergers. The transaction will require the approval of the shareholders of both WPC and Esmark. In the case of WPC, this approval will be sought at a special meeting of shareholders. In the case of Esmark, this approval is to be obtained by a consent solicitation. It is contemplated that the solicitations for both of these investment decisions will be made using the S-4. As a result, the S-4 will register, among other things, the shares of the Company to be issued to the shareholders of both WPC and Esmark in connection with this transaction.

The shareholders of WPC will also have the ability to elect to receive rights to require the Company to purchase their shares and will also have the ability to purchase additional shares of the Company, both in connection with the proposed combination and both at prices specified in the merger agreement and explained in the S-4. The S-4 will also register these rights and the shares obtained by the exercise of these purchase rights.

Our preliminary conclusion is that Esmark will be the accounting acquirer in this proposed combination.

Miami Valley Stub Period Financials

/s/ James P. Bouchard

     President

     Clayton Acquisition Corporation

On May 13, 2005, Esmark completed the acquisition of Miami Valley Steel Services Incorporated (“Miami Valley”). For purposes of the significance determination, Miami Valley’s data as of December 31, 2004 was compared to the Company’s data as of and for the period ended December 31, 2004. In accordance with the requirements of Rule 3-05 of Regulation S-X, three years of audited financial statements are required to be presented as a result of these calculations.

Esmark’s historical audited financial statements included in the S-4 cover the results of Miami Valley for the period May 14, 2005 through December 31, 2006 or approximately 19 1/2 months of operations. The audited financial statements of Miami Valley for the year ended December 31, 2004 are also included in the S-4.

The financial statements for Miami Valley for the stub period January 1, 2005 through May 13, 2005 have never been audited. On April 25, Esmark filed a request with the Commission to waive the audit requirement with respect to this stub period. By letter dated May 9, 2006, the Staff indicated that these stub period financials should be presented on an audited basis. Esmark is in the process of obtaining an audit of these financial statements and expects that the audit will be completed shortly.

We request that the Staff begin its review of this filing with the understanding that the audited stub period for Miami Valley will be filed in an upcoming amendment.

Completed Waiver Request

Concurrent with the waiver request noted above, Esmark has filed a request for a waiver of the requirements of Regulation S-X with respect to another acquisition Tri-Western. Esmark requested a waiver of one year’s audited financial statements required under Rule 3-05 of regulation S-X. The historical audited financial statements of the Company for the years ended December 31, 2005 and 2006 include two full years of audited results of Tri-Western since the acquisition.

In the letter dated May 9, 2006, the Staff indicated that it would not object to this omission. Accordingly the S-4 does not include the Tri-Western financials.

Please contact the undersigned at              or David Pankey at 202-857-1716, if you have any questions concerning this letter.

Very truly yours,